CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net income	$ 147,246	$ 166,555	$ 242,431
Other comprehensive income (loss) (net of tax of nil):
Foreign currency translation adjustment	76,188	319	(50,577)
Gain (loss) on commodity hedge			953
Gain (loss) on interest rate swap	10,724	(5,847)	5,141
De-recognition of commodity hedge and interest rate swap	(4,115)		(8,752)
Comprehensive income	230,043	161,027	189,196
Less: comprehensive income (loss) attributable to non-controlling interests	2,412	(11,100)	8,241
Comprehensive income attributable to Canadian Solar Inc.	$ 227,631	$ 172,127	$ 180,955